Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6 — Property and equipment, net

As of December 31, 2018 and 2017, property and equipment consisted of the following:

	December 31,	December 31,
	2018	2017
Land	$79,100	$79,100
Buildings – rental property	427,704	427,704
Building improvements	760,017	745,685
Equipment and machinery	3,929,332	3,899,040
Furniture and fixtures	322,157	280,124
Computer software	23,518	23,518
Molds	4,589,153	4,552,374
Vehicles	502,960	404,759
	10,633,941	10,412,304
Less: accumulated depreciation	(9,635,078)	(9,445,400)
Total property and equipment, net	$998,863	$966,904

Depreciation expense for the years ended December 31, 2018 and 2017 was $175,609 and $188,283, respectively.